Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2020
Short-term Investments [Abstract]
Summary of Debt Securities by Major Security Type
A summary of debt securities by major security type is as follows as of December 31, 2019 (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Debt Securities-available-for-sale:
U.S. agency securities	$1,000	$—	$—	$1,000
U.S. government securities	14,967	26	—	14,993

Total debt securities	$15,967	$26	$—	$15,993

Summary of Hierarchy for Assets Measured at Fair Value on a Recurring Basis
The following table presents the hierarchy for assets measured at fair value on a recurring basis (in thousands):

	Total Fair Value	Quoted Market Prices for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
As of December 31, 2020
Money market funds	$18,394	$18,394	$—	$—
As of December 31, 2019
Money market funds	$13,219	$13,219	$—	$—
U.S. government securities	$14,993	$14,993	$—	$—
U.S. agency securities	$1,000	$—	$1,000	$—